RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTION [Abstract]
RELATED PARTY TRANSACTION
NOTE 16:-	RELATED PARTY TRANSACTION

According to the Company's agreement with the chairman of the board, in consideration for his services to the Company worldwide, Mr. Nakar will be entitled to compensation in the amount of US $28.1 plus VAT per month ("the consulting fees").

During 2010, 2011, 2012 the chairman of the board was been entitled to a compensation of $ 284, $ 351 and $ 334, respectively for his services as a board member and for the consulting fees.

Pursuant to a resolution that has been approved at Company's annual general meeting of shareholders on November 29, 2012 the chairman of the board is entitled to receive 4% of the Company's adjusted EBITDA, as defined in the minutes of the Company's board of Directors,  for 2012.

As of December 31, 2012 is the Company recorded $ 160 provision with respect to its chairman of the board in connection to his bonus.